Subordinated Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Subordinated liabilities [abstract]
Schedule of Subordinated Liabilities

	30 June 2024	31 December 2023
	£m	£m
£325m Sterling preference shares	343	343
Undated subordinated liabilities	205	205
Dated subordinated liabilities	1,849	1,838
	2,397	2,386